Consolidated Condensed Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ 252		$ (655)		$ (12,947)		$ (23,637)		$ (53,475)
Other comprehensive income (loss):
Change in unrealized gain (loss) on forward exchange contracts, net of tax	(1,296)		2,662		5,689		(7,764)		5,445
Change in cumulative translation adjustment	(943)	[1]	2,131	[1]	98	[2]	(3,561)	[2]	(2,820)	[2]
Comprehensive loss	$ (1,987)		$ 4,138		$ (7,160)		$ (34,962)		$ (50,850)

[1]	There were no sales or liquidations of investments in foreign entities during the three months ended March 31, 2013 and 2012. Therefore, there is no adjustment for these periods.
[2]	During the year ended December 31, 2012, we substantially liquidated our investment in our subsidiary in Costa Rica. Accordingly, we recognized $228 from cumulative translation adjustment to other foreign currency loss in our statement of operations. There were no sales or liquidations of investments in foreign entities during the other periods presented. Therefore, there is no adjustment for 2011 and 2010.